Parent Company Financial Statements - Schedule of Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ (2,087)	$ (5,096)	$ (11,424)	$ (12,115)	$ (2,381)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Net cash provided by operating activities	882	2,583	4,584	(3,654)	3,587
Cash flows from investing activities:
Net cash used in investing activities	(483,491)	(127,148)	(500,062)	(500,009)	(121,699)
Cash flows from financing activities:
Repayment of notes payable		(375)	(32,875)	(7,500)	(1,500)
Proceeds from stock warrants exercised			19
Proceeds from stock options exercised	55	616	995	385	301
Net redemption of treasury stock			(121)	(38)	(527)
Net cash provided by financing activities	526,904	159,853	618,943	611,158	79,278
Increase in cash and cash equivalents	44,295	35,288	123,465	107,495	(38,834)
Cash and cash equivalents at beginning of period	327,025	203,560	203,560	96,065	134,899
Cash and cash equivalents at end of period	371,320	238,848	327,025	203,560	96,065
Parent
Cash flows from operating activities:
Net income			11,424	12,115	2,381
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed net income of subsidiaries			(12,859)	(14,616)	(4,255)
Net change in other assets			(359)	501	(1,485)
Net change in other liabilities			(150)	(320)	393
Net cash provided by operating activities			(1,944)	(2,320)	(2,966)
Cash flows from investing activities:
Capital investments in subsidiaries			(125,800)		(2,500)
Net cash used in investing activities			(125,800)		(2,500)
Cash flows from financing activities:
Proceeds from other borrowings				11,000	8,000
Repayment of notes payable			(32,875)	(7,500)	(1,500)
Proceeds from issuance of common stock			163,199	536	444
Proceeds from stock warrants exercised			19
Proceeds from stock options exercised			995	385	301
Net redemption of treasury stock			(121)	(38)	(527)
Net cash provided by financing activities			131,217	4,383	6,718
Increase in cash and cash equivalents			3,473	2,063	1,252
Cash and cash equivalents at beginning of period	$ 8,707	$ 5,234	5,234	3,171	1,919
Cash and cash equivalents at end of period			$ 8,707	$ 5,234	$ 3,171